FAIR VALUE MEASUREMENTS (Other Financial Instruments) (Details) - USD ($) $ in Millions	Jun. 26, 2019	Jun. 27, 2018	Dec. 27, 2017	Sep. 28, 2016	Jun. 26, 2013
Debt Instrument [Line Items]
Note receivable from sale of Mexico JV, gross		$ 18.0
Note receivable from sale of Mexico JV, fair value	$ 11.1		$ 16.0
3.88% notes
Debt Instrument [Line Items]
Stated interest rate					3.875%
Long-term debt	298.6	298.2
Long-term debt, fair value	296.3	285.3
5.00% notes
Debt Instrument [Line Items]
Stated interest rate				5.00%
Long-term debt	345.9	345.2
Long-term debt, fair value	$ 356.2	$ 342.3